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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:          6/30/99
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Elijah Asset Management, LLC
                 -------------------------------
   Address:      100 Pine Street
                 -------------------------------
                 Suite 420
                 -------------------------------
                 San Francisco, CA 94111
                 -------------------------------

Form 13F File Number: 28-0001086505
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason J. Cimato
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   (415) 274-2488
         -------------------------------

Signature, Place, and Date of Signing:
     /s/ Jason J. Cimato           San Francisco, CA      8/16/99
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                      0
                                                           --------------------

Form 13F Information Table Entry Total:                                66
                                                           --------------------

Form 13F Information Table Value Total:                          $937,366
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]


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Form 13F - Elijah Asset Management, LLC

6/30/99

COLUMN 1                              COLUMN 2    COLUMN 3    COLUMN 4   COLUMN 5    COLUMN 6                 COLUMN 7    COLUMN 8
--------                              --------    --------    --------   --------    --------                 --------    --------

                SECURITY                 CLASS       CUSIP      VALUE      SHARES     INVESTMENT DISCRETION      OTHER     VOTING
                                          OF                  (X $1,000)   AMOUNT             SHARED           MANAGERS   AUTHORITY
                                      SECURITIES                                              OTHER
Comcast Corp., Class A                  common    200300101            4         100                      100                   100
Ameritrade Holding Corporation          common    03072h109        2,544      24,000                   24,000                24,000
Immunex Corp.                           common    452528102        3,759      29,500                   29,500                29,500
Yahoo! Inc.                             common    984332106        5,081      29,500                   29,500                29,500
Qualcomm, Inc.                          common    747525103        4,592      32,000                   32,000                32,000
Uniphase Corporation                    common    909149106        7,055      42,500                   42,500                42,500
Intuit, Inc.                            common    461202103        4,326      48,000                   48,000                48,000
E*Trade Group, Inc.                     common    269246104        2,197      55,000                   55,000                55,000
Oracle Corporation                      common    68389x105        2,190      59,000                   59,000                59,000
Legato Systems Inc.                     common    524651106        4,014      69,500                   69,500                69,500
Gateway 2000, Inc                       common    367833100        4,124      69,900                   69,900                69,900
Novellus Systems, Inc.                  common    670008101        4,846      71,000                   71,000                71,000
General Instrument Corporation          common    370120107        3,209      75,500                   75,500                75,500
American Express Company                common    025816109       10,592      81,400                   81,400                81,400
Nokia Corporation                       common    654902204        7,948      86,800                   86,800                86,800
International Business Machines         common    459200101       11,523      89,150                   89,150                89,150
Cigna Corporation                       common    125509109        8,440      94,835                   94,835                94,835
Sapient Corporation                     common    803062108        5,436      96,000                   96,000                96,000
Nortel Networks Corporation             common    665815106        8,707     100,300                  100,300               100,300
Solectron Corporation                   common    834182107        6,769     101,500                  101,500               101,500
America Online, Inc.                    common    02364j104       12,011     108,700                  108,700               108,700
Altera Corporation                      common    021441100        4,005     108,800                  108,800               108,800
Level One Communications                common    527295109        5,652     115,500                  115,500               115,500
EMC Corporation                         common    268648102        6,369     115,800                  115,800               115,800
Johnson & Johnson                       common    478160104       11,770     120,100                  120,100               120,100
Teradyne, Inc.                          common    880770102        8,969     125,000                  125,000               125,000
Home Depot, Inc.                        common    437076102        8,235     127,800                  127,800               127,800
LSI Logic Corporation                   common    502161102        6,135     133,000                  133,000               133,000
Pfizer, Inc.                            common    717081103       14,937     136,100                  136,100               136,100
Biogen, Inc.                            common    090597105        8,830     137,300                  137,300               137,300
Household International, Inc.           common    441815107        7,629     161,025                  161,025               161,025
United Healthcare Corporation           common    910581107       10,095     161,200                  161,200               161,200

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Motorola, Inc                           common    620076109       15,946     168,300                  168,300               168,300
Charles Schwab                          common    808513105       18,503     168,400                  168,400               168,400
Gap, Inc.                               common    364760108        9,748     193,500                  193,500               193,500
Amgen                                   common    031162100       12,175     200,000                  200,000               200,000
Morgan Stanley, Dean Witter Discove     common    617446448       22,196     216,550                  216,550               216,550
Donaldson Lufkin & Jenrette             common    257661108       13,351     221,600                  221,600               221,600
Compuware Corp.                         common    205638109        7,724     242,800                  242,800               242,800
Eli Lilly & Company                     common    532457108       17,505     244,400                  244,400               244,400
Merck & Co., Inc.                       common    589331107       18,611     251,500                  251,500               251,500
Texas Instruments                       common    882508104       38,788     267,500                  267,500               267,500
Lucent Technologies                     common    549463107       18,356     272,200                  272,200               272,200
Time Warner Inc.                        common    887315109       20,095     273,400                  273,400               273,400
Nike, Inc.                              common    654106103       17,474     276,000                  276,000               276,000
Circuit City Stores, Inc.               common    172737108       26,700     287,100                  287,100               287,100
BMC Software, Inc.                      common    055921100       16,159     299,240                  299,240               299,240
Dell Computer                           common    247025109       11,100     300,000                  300,000               300,000
Sprint Corporation                      common    852061100       16,060     304,100                  304,100               304,100
Costco Wholesale Corp.                  common    22160q102       24,443     305,300                  305,300               305,300
Merrill Lynch                           common    590188108       25,607     320,338                  320,338               320,338
Ingram Micro, Inc.                      common    457153104        8,693     337,600                  337,600               337,600
Walmart                                 common    931142103       16,704     346,200                  346,200               346,200
Applied Materials, Inc.                 common    038222105       28,782     389,600                  389,600               389,600
MCIWorldCom, Inc.                       common    55268b106       35,138     407,400                  407,400               407,400
Best Buy Company, Inc.                  common    086516101       28,222     418,100                  418,100               418,100
Citigroup Inc.                          common    17296710        20,173     424,700                  424,700               424,700
CVS Corporation                         common    126650100       22,206     434,350                  434,350               434,350
Safeway Inc.                            common    786514208       21,674     437,850                  437,850               437,850
Xilinx, Inc.                            common    983919101       25,087     438,200                  438,200               438,200
Comcast Corp. Special CL-A (non-vot     common    200300200       17,070     444,100                  444,100               444,100
Cisco Systems, Inc.                     common    17275r102       30,132     467,162                  467,162               467,162
Microsoft Corporation                   common    594918104       46,248     512,800                  512,800               512,800
Intel Corporation                       common    458140100       31,946     536,900                  536,900               536,900
Walgreen Co.                            common    931422109       19,570     666,200                  666,200               666,200
Staples, Inc.                           common    855030102       23,187     749,475                  749,475               749,475